Fair Value Measurements (Details) - Schedule of Warrant Liability Measures - MORINGA ACQUISITION CORP [Member] - Level 3 inputs [Member]	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Warrant Liability Measures [Line Items]
Value of warrant liability measured with Level 3 inputs	$ 8,531
Change in fair value of private warrant liability measured with Level 3 inputs	18,753
Value of warrant liability measured with Level 3 inputs	$ 27,284